Investments in Trading Securities (Details) - Schedule of investments in trading securities - USD ($)	Jan. 31, 2022	Jul. 31, 2021
Debt Instrument [Line Items]
Trading securities invested	$ 2,437,994	$ 1,027,509
ATIF [Member]
Debt Instrument [Line Items]
Trading securities invested	1,422,818	871,809
ATIF LP [Member]
Debt Instrument [Line Items]
Trading securities invested	$ 1,015,176	$ 155,700